Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: April 12, 2022

Payment Date	4/15/2022
Collection Period Start	3/1/2022
Collection Period End	3/31/2022
Interest Period Start	3/15/2022
Interest Period End	4/14/2022

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$294,935,365.74	$25,824,640.05	$269,110,725.69	0.610228	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$458,419,365.74	$25,824,640.05	$432,594,725.69

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$461,810,576.33	$435,985,936.28	0.321409
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$461,810,576.33	$435,985,936.28
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$294,935,365.74	1.60000%	30/360	$393,247.15
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$458,419,365.74			$627,860.04

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$461,810,576.33	$435,985,936.28
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$461,810,576.33	$435,985,936.28
Number of Receivable Outstanding	39,005	37,859
Weight Average Contract Rate	4.59%	4.59%
Weighted Average Remaining Term (months)	36	35

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,704,287.67
Principal Collections	$25,666,165.83
Liquidation Proceeds	$49,664.03
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$27,420,117.53
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$27,420,117.53

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$384,842.15	$384,842.15	$—	$—	$27,035,275.38
Interest - Class A-1 Notes	$—	$—	$—	$—	$27,035,275.38
Interest - Class A-2 Notes	$—	$—	$—	$—	$27,035,275.38
Interest - Class A-3 Notes	$393,247.15	$393,247.15	$—	$—	$26,642,028.23
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$26,475,238.48
First Allocation of Principal	$—	$—	$—	$—	$26,475,238.48
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$26,455,004.02
Second Allocation of Principal	$—	$—	$—	$—	$26,455,004.02
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$26,432,621.77
Third Allocation of Principal	$8,869,429.46	$8,869,429.46	$—	$—	$17,563,192.31
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,537,985.88
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,973,985.88
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,973,985.88
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$582,775.29
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$582,775.29
Remaining Funds to Certificates	$582,775.29	$582,775.29	$—	$—	$—
Total	$27,420,117.53	$27,420,117.53	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$461,810,576.33	$435,985,936.28
Note Balance	$458,419,365.74	$432,594,725.69
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	10	$158,474.22
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	55	$49,664.03
Monthly Net Losses (Liquidation Proceeds)			$108,810.19
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.16)%
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.01%
Current Collection Period			0.29%
Four-Month Average Net Loss Ratio			0.05%
Cumulative Net Losses for All Periods			$1,286,961.58
Cumulative Net Loss Ratio			0.09%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	57	$801,067.99
60-89 Days Delinquent	0.04%	11	$177,781.29
90-119 Days Delinquent	0.02%	4	$89,412.59
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.25%	72	$1,068,261.87

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	1	$11,013.85
Total Repossessed Inventory	3	$27,980.08

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	15	$267,193.88
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.09%
Second Preceding Collection Period		0.08%
Preceding Collection Period		0.08%
Current Collection Period		0.06%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.41	0.09%	23	0.06%